UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whitman Capital LLC
Address: 525 Middlefield Road, Suite 210
         Menlo Park, CA  94025

13F File Number:  28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas F. Whitman
Title:     Member
Phone:     650-325-9700

Signature, Place, and Date of Signing:

     /s/  Douglas F. Whitman     Menlo Park, CA     May 08, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     14

Form13F Information Table Value Total:     $107,528 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CEVA INC                       COM              157210105     5503   761143 SH       SOLE                   761143        0        0
CISCO SYS INC                  COM              17275R102     5369   210300 SH       SOLE                   210300        0        0
CITRIX SYS INC                 COM              177376100    12482   389709 SH       SOLE                   389709        0        0
DSP GROUP INC                  COM              23332B106     4680   246291 SH       SOLE                   246291        0        0
EMBARCADERO TECHNOLOGIES INC   COM              290787100     1899   274889 SH       SOLE                   274889        0        0
FOUNDRY NETWORKS INC           COM              35063R100    11401   840194 SH       SOLE                   840194        0        0
KEYNOTE SYS INC                COM              493308100     4449   331553 SH       SOLE                   331553        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    21632  1286868 SH       SOLE                  1286868        0        0
MICROSEMI CORP                 COM              595137100     6383   306726 SH       SOLE                   306726        0        0
PC-TEL INC                     COM              69325Q105    13014  1279614 SH       SOLE                  1279614        0        0
QLOGIC CORP                    COM              747277101    13488   793400 SH       SOLE                   793400        0        0
STAKTEK HLDGS INC              COM              85256P106      452   139089 SH       SOLE                   139089        0        0
VA SOFTWARE CORP               COM              91819B105     5936  1472837 SH       SOLE                  1472837        0        0
ZARLINK SEMICONDUCTOR INC      COM              989139100      840   405900 SH       SOLE                   405900        0        0